INTANGIBLE ASSETS AND SOFTWARE DEVELOPMENT COSTS	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND SOFTWARE DEVELOPMENT COSTS

NOTE 3: INTANGIBLE ASSETS AND SOFTWARE DEVELOPMENT COSTS

The Company’s definite-lived intangible assets consist of a customer relationship asset acquired through the Advangelists, LLC acquisition in 2018, and capitalized software development costs. The intangible assets are being amortized over their estimated useful lives of five years. The Company periodically evaluates the reasonableness of the useful lives of these assets. These assets are also reviewed for impairment or obsolescence when events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. The Company’s customer relationship intangible asset is fully amortized at December 31, 2024.

	Useful Life	March 31, 2025	December 31, 2024

Software development costs	5 years	$3,602,328	$3,602,328
Less accumulated amortization		(597,882)	(417,766)
Net carrying value, software development costs		$3,004,446	$3,184,562

During the three months ended March 31, 2025 and 2024, the Company recognized $180,116 and $100,573 in amortization expense, respectively, related to intangible assets, which is included in general and administrative expenses on the accompanying consolidated statements of operations.

As of March 31, 2025, the Company has capitalized a total of approximately $3,600,000 of costs associated with the development of its new software enhancements, referred to as ATOS4P and AdHere. The Company ceased capitalizing costs, and commenced marketing its ATOS4P enhancement to the public, during the third quarter of 2024. The Company commenced amortization of the costs associated with the AdHere technology in the second quarter of 2024, when the product was available to the general public.

Future amortization of approximately $3,004,000 in unamortized software development costs, by fiscal year, at March 31, 2025, is as follows:

Software Development Costs
Remainder of 2025	$540,000
2026	720,000
2027	720,000
2028	720,000
2029	304,000

Total	$3,004,000